BUSINESS ACQUISITIONS (Details)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Cash consideration	$ 43,124
Total	4,977,049
Beyond Human [Member]
Business Acquisition [Line Items]
Cash consideration	300,000
Fair value of future earn out payments	330,000
Total	$ 630,000